Note 11 - Subsequent Events (Details Textual)		3 Months Ended		12 Months Ended
	Apr. 17, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		897,980	174,455	671,253
Weighted average exercise price of share options granted in share-based payment arrangement		$ 13.92		$ 10.22
Options granted [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	420,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 15.95